Right of Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2022
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities [Text Block]
8. Right of Use Assets and Lease Liabilities

The Company has recorded Right of Use Assets and Lease Liabilities in its consolidated statement of financial position related to properties in California for which the Company has entered into lease agreements that expired in more than one year at the inception of the leases. These leases are in a single class of Right of Use Assets, whose carrying value at March 31, 2022 was $116,678 (March 31, 2021 - $355,178). Rental payments on the Right of Use Assets are discounted using an 8% rate of interest and capitalized on the Consolidated Statement of Financial Position as Lease Liabilities. The value of the Right of Use Assets is determined at lease inception and include the capitalized lease liabilities, incorporate upfront costs incurred and incentives received, and the value is depreciated over the term of the lease. For the year ended March 31, 2022 the Company incurred interest expense of $18,321 (2021 - $39,432; 2020 - $56,614) on the Lease Liabilities, recognized depreciation expense of $233,500 (2021 - $265,013; 2020 - $251,787) on the Right of Use Assets and made total rental payments of $284,363 (2021 - $311,899; 2020 - $288,188).

Additions to Right of Use Assets during the year was nil (2021 - nil).

For one of the leases there is an option to extend the lease for a further 36 months.

	March 31, 2022	March 31, 2021
Right of Use Assets, beginning of year	$355,178	$620,191
Additions	-	-
Depreciation	(233,500)	(265,013)
Transfer to Deposit	(5,000)	-

Right of Use Assets, end of year	$116,678	$355,178

The following table summarizes payments on GreenPower's Lease Liabilities (undiscounted):

1 year	$122,420
thereafter	-
less amount representing interest expense	(1,811)
Lease liability	120,609
Current Portion of Lease Liabilities	120,609
Long Term Portion of Lease Liabilities	$-

Payments on leases that were classified as short-term leases for the year ended March 31, 2022 totaled $132,500 (2021 - $65,708, 2020 - $48,942). Payments on short term leases are recognized in office expense, and remaining payments on short term leases as at March 31, 2022 total $73,883.

On March 3, 2022 GreenPower entered into a two-year lease of an office space in Rancho Cucamonga, California with a commencement date that began on June 1, 2022 and annual lease payments of $96,960. On the commencement date of the lease GreenPower will recognize the lease liability and associated right of use asset on its consolidated financial statements.